OTHER LIABILITIES, INCLUDING EMPLOYEE BENEFITS (Notes)	12 Months Ended
Dec. 31, 2015
Other Liabilities, Including Employee Benefits [Abstract]
Other Liabilities, Including Employee benefits
 OTHER LIABILITIES, INCLUDING EMPLOYEE BENEFITS
Information regarding other liabilities follows:

	December 31,
	2015	2014
Pension, postretirement, postemployment and other employment benefits[a]	$1,260	$1,430
Provision for tax positions	152	157
Legal matters	77	63
Insurance claim reserves	59	56
Other	93	140
Total other liabilities	$1,641	$1,846

a.	Refer to Note 7 for current portion.

Pension Plans.  Following is a discussion of FCX’s pension plans.

FMC Plans. FMC has U.S. trusteed, non-contributory pension plans covering substantially all of its U.S. employees and some employees of its international subsidiaries hired before 2007. The applicable FMC plan design determines the manner in which benefits are calculated for any particular group of employees. Benefits are calculated based on final average monthly compensation and years of service or based on a fixed amount for each year of service. Non-bargained FMC employees hired after December 31, 2006, are not eligible to participate in the FMC U.S. pension plan.

FCX’s funding policy for these plans provides that contributions to pension trusts shall be at least equal to the minimum funding requirements of the Employee Retirement Income Security Act of 1974, as amended, for U.S. plans; or, in the case of international plans, the minimum legal requirements that may be applicable in the various countries. Additional contributions also may be made from time to time.

FCX’s policy for determining asset-mix targets for the FMC plan assets held in a master trust (Master Trust) includes the periodic development of asset and liability studies to determine expected long-term rates of return and expected risk for various investment portfolios. FCX’s retirement plan administration and investment committee considers these studies in the formal establishment of asset-mix targets. FCX’s investment objective emphasizes the need to maintain a well-diversified investment program through both the allocation of the Master Trust assets among asset classes and the selection of investment managers whose various styles are fundamentally complementary to one another and serve to achieve satisfactory rates of return. Diversification, by asset class and by investment manager, is FCX’s principal means of reducing volatility and exercising prudent investment judgment. FCX’s present target asset allocation approximates 43 percent equity investments (primarily global equities), 46 percent fixed income (primarily long-term treasury STRIPS or "separate trading or registered interest and principal securities"; long-term U.S. treasury/agency bonds; global fixed income securities; long-term, high-credit quality corporate bonds; high-yield and emerging markets fixed income securities; and fixed income debt securities) and 11 percent alternative investments (private real estate, real estate investment trusts and private equity).

The expected rate of return on plan assets is evaluated at least annually, taking into consideration asset allocation, historical returns on the types of assets held in the Master Trust and the current economic environment. Based on these factors, FCX expects the pension assets will earn an average of 7.25 percent per annum beginning January 1, 2016. The 7.25 percent estimation was based on a passive return on a compound basis of 6.75 percent and a premium for active management of 0.5 percent reflecting the target asset allocation and current investment array.

For estimation purposes, FCX assumes the long-term asset mix for these plans generally will be consistent with the current mix. Changes in the asset mix could impact the amount of recorded pension income or expense, the funded status of the plans and the need for future cash contributions. A lower-than-expected return on assets also would decrease plan assets and increase the amount of recorded pension expense in future years. When calculating the expected return on plan assets, FCX uses the market value of assets.

Among the assumptions used to estimate the pension benefit obligation is a discount rate used to calculate the present value of expected future benefit payments for service to date. The discount rate assumption for FCX’s U.S. plans is designed to reflect yields on high-quality, fixed-income investments for a given duration. The determination of the discount rate for these plans is based on expected future benefit payments for service to date together with the Mercer Pension Discount Curve - Above Mean Yield. The Mercer Pension Discount Curve - Above Mean Yield is constructed from the bonds in the Mercer Pension Discount Curve that have a yield higher than the regression mean yield curve. The Mercer Pension Discount Curve consists of spot (i.e., zero coupon) interest rates at one-half year increments for each of the next 30 years and is developed based on pricing and yield information for high-quality corporate bonds. Changes in the discount rate are reflected in FCX’s benefit obligation and, therefore, in future pension costs.

Other FCX Plans. In 2004, FCX established an unfunded Supplemental Executive Retirement Plan (SERP) for its two most senior executive officers. The SERP provides for retirement benefits payable in the form of a joint and survivor annuity or an equivalent lump sum. The annuity will equal a percentage of the executive’s highest average compensation for any consecutive three-year period during the five years immediately preceding 25 years of credited service. The SERP benefit will be reduced by the value of all benefits paid or due under any defined benefit or defined contribution plan sponsored by FM Services Company, FCX’s wholly owned subsidiary, FCX or its predecessor, but not including accounts funded exclusively by deductions from participant’s pay. One of the executive officers retired in December 2015 and will receive a lump sum payment of $27 million in 2016.

PT-FI Plan. PT-FI has a defined benefit pension plan denominated in Indonesian rupiah covering substantially all of its Indonesian national employees. PT-FI funds the plan and invests the assets in accordance with Indonesian pension guidelines. The pension obligation was valued at an exchange rate of 13,726 rupiah to one U.S. dollar on December 31, 2015, and 12,378 rupiah to one U.S. dollar on December 31, 2014. Indonesian labor laws require that companies provide a minimum level of benefits to employees upon employment termination based on the reason for termination and the employee’s years of service. PT-FI’s pension benefit disclosures include benefits related to this law. PT-FI’s expected rate of return on plan assets is evaluated at least annually, taking into consideration its long-range estimated return for the plan based on the asset mix. Based on these factors, PT-FI expects its pension assets will earn an average of 7.75 percent per annum beginning January 1, 2016. The discount rate assumption for PT-FI's plan is based on the Mercer Indonesian zero coupon bond yield curve derived from the Indonesian Government Security Yield Curve. Changes in the discount rate are reflected in PT-FI's benefit obligation and, therefore, in future pension costs.

Plan Information. FCX uses a measurement date of December 31 for its plans. Information for those plans where the accumulated benefit obligations exceed the fair value of plan assets follows:

	December 31,
	2015	2014
Projected benefit obligation	$2,139	$2,221
Accumulated benefit obligation	2,037	2,090
Fair value of plan assets	1,399	1,433

Information on the FCX (including FMC’s plans and FCX’s SERP plans) and PT-FI plans as of December 31 follows:

	FCX		PT-FI
	2015	2014	2015	2014
Change in benefit obligation:
Benefit obligation at beginning
of year	$2,179	$1,871	$318	$259
Service cost	36	30	26	22
Interest cost	87	92	23	23
Actuarial (gains) losses	(118)	278	(7)	30
Foreign exchange gains	(2)	(2)	(32)	(7)
Special retirement benefits[a]	22	—	—	—
Benefits paid	(100)	(90)	(10)	(9)
Benefit obligation at end of year	2,104	2,179	318	318

Change in plan assets:
Fair value of plan assets at
beginning of year	1,416	1,350	185	124
Actual return on plan assets	(26)	151	6	20
Employer contributions[b]	90	6	42	55
Foreign exchange losses	(1)	(1)	(19)	(5)
Benefits paid	(100)	(90)	(10)	(9)
Fair value of plan assets at end
of year	1,379	1,416	204	185
Funded status	$(725)	$(763)	$(114)	$(133)

Accumulated benefit obligation	$2,001	$2,048	$175	$168

Weighted-average assumptions
used to determine benefit obligations:
Discount rate	4.60%	4.10%	9.00%	8.25%
Rate of compensation increase	3.25%	3.25%	9.40%	9.00%

Balance sheet classification of
funded status:
Other assets	$8	$8	$—	$—
Accounts payable and
accrued liabilities	(35)	(4)	—	—
Other liabilities	(698)	(767)	(114)	(133)
Total	$(725)	$(763)	$(114)	$(133)

a.	Resulted from revised mine operating plans and reductions in the workforce (refer to Note 5 for further discussion).

b.
Employer contributions for 2016 are expected to approximate $38 million for the FCX plans and $38 million for the PT-FI plan (based on a December 31, 2015, exchange rate of 13,726 Indonesian rupiah to one U.S. dollar).

The weighted-average assumptions used to determine net periodic benefit cost and the components of net periodic benefit cost for FCX’s pension plans for the years ended December 31 follow:

	2015	2014	2013
Weighted-average assumptions:[a]
Discount rate	4.10%	5.00%	4.10%
Expected return on plan assets	7.25%	7.50%	7.50%
Rate of compensation increase	3.25%	3.75%	3.75%

Service cost	$36	$30	$30
Interest cost	87	92	77
Expected return on plan assets	(102)	(98)	(95)
Amortization of prior service credit	—	(1)	—
Amortization of net actuarial losses	45	28	38
Special retirement benefits	22	—	—
Net periodic benefit cost	$88	$51	$50

a.	The assumptions shown relate only to the FMC plans.

The weighted-average assumptions used to determine net periodic benefit cost and the components of net periodic benefit cost for PT-FI’s pension plan for the years ended December 31 follow:

	2015	2014	2013
Weighted-average assumptions:
Discount rate	8.25%	9.00%	6.25%
Expected return on plan assets	7.75%	7.75%	7.50%
Rate of compensation increase	9.00%	9.00%	8.00%

Service cost	$26	$22	$20
Interest cost	23	23	14
Expected return on plan assets	(14)	(10)	(10)
Amortization of prior service cost	3	3	—
Amortization of net actuarial loss	6	8	8
Net periodic benefit cost	$44	$46	$32

Included in accumulated other comprehensive loss are the following amounts that have not been recognized in net periodic pension cost as of December 31:

	2015		2014
	Before Taxes	After Taxes and Noncontrolling Interests	Before Taxes	After Taxes and Noncontrolling Interests
Prior service costs	$23	$12	$28	$15
Net actuarial loss	697	426	749	456
	$720	$438	$777	$471

Actuarial losses in excess of 10 percent of the greater of the projected benefit obligation or market-related value of plan assets are amortized over the expected average remaining future service period of the current active participants. The amount expected to be recognized in 2016 net periodic pension cost for actuarial losses is $47 million ($29 million net of tax and noncontrolling interests).

FCX does not expect to have any plan assets returned to it in 2016. Plan assets are classified within a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1), then to significant observable inputs (Level 2) and the lowest priority to significant unobservable inputs (Level 3).

A summary of the fair value hierarchy for pension plan assets associated with the FCX plans follows:

	Fair Value at December 31, 2015
	Total	Level 1	Level 2	Level 3
Commingled/collective funds:
Global equity	$399	$—	$399	$—
Fixed income securities	129	—	129	—
Global fixed income securities	101	—	101	—
Real estate property	66	—	—	66
Emerging markets equity	60	—	60	—
U.S. small-cap equity	56	—	56	—
International small-cap equity	56	—	56	—
U.S. real estate securities	55	—	55	—
Short-term investments	25	—	25	—
Fixed income:
Government bonds	215	—	215	—
Corporate bonds	145	—	145	—
Private equity investments	31	—	—	31
Other investments	39	1	38	—
Total investments	1,377	$1	$1,279	$97

Cash and receivables	6
Payables	(4)
Total pension plan net assets	$1,379

	Fair Value at December 31, 2014
	Total	Level 1	Level 2	Level 3
Commingled/collective funds:
Global equity	$487	$—	$487	$—
Global fixed income securities	106	—	106	—
Fixed income securities	99	—	99	—
U.S. small-cap equity	69	—	69	—
U.S. real estate securities	54	—	54	—
Real estate property	54	—	—	54
Short-term investments	8	—	8	—
Open-ended mutual funds:
Emerging markets equity	38	38	—	—
Mutual funds:
Emerging markets equity	25	25	—	—
Fixed income:
Government bonds	244	—	244	—
Corporate bonds	148	—	148	—
Private equity investments	39	—	—	39
Other investments	35	—	35	—
Total investments	1,406	$63	$1,250	$93

Cash and receivables	19
Payables	(9)
Total pension plan net assets	$1,416

Following is a description of the pension plan asset categories and the valuation techniques used to measure fair value. There have been no changes to the techniques used to measure fair value.

Commingled/collective funds are managed by several fund managers and are valued at the net asset value per unit of the fund. For most of these funds, the majority of the underlying assets are actively traded securities; however, the unit level is considered to be at the fund level. These funds (except the real estate property funds) require less than a month's notice for redemptions and, as such, are classified within Level 2 of the fair value hierarchy. Real estate property funds are valued at net realizable value using information from independent appraisal firms, who have knowledge and expertise about the current market values of real property in the same vicinity as the investments. Redemptions of the real estate property funds are allowed once per quarter, subject to available cash and, as such, are classified within Level 3 of the fair value hierarchy.

Fixed income investments include government and corporate bonds held directly by the Master Trust or through commingled funds. Fixed income securities are valued using a bid evaluation price or a mid-evaluation price and, as such, are classified within Level 2 of the fair value hierarchy. A bid evaluation price is an estimated price at which a dealer would pay for a security. A mid-evaluation price is the average of the estimated price at which a dealer would sell a security and the estimated price at which a dealer would pay for a security. These evaluations are based on quoted prices, if available, or models that use observable inputs.

Private equity investments are valued at net realizable value using information from general partners and are classified within Level 3 of the fair value hierarchy because of the inherent restrictions on redemptions that may affect the ability to sell the investments at their net asset value in the near term.

Open-ended mutual funds were managed by registered investment companies and were valued at the daily published net asset value of shares/units held. Because redemptions and purchases of shares/units occur at the net asset value without any adjustments to the published net asset value that was provided on an ongoing basis (active-market criteria are met), these investments were classified within Level 1 of the fair value hierarchy.

Mutual funds were valued at the closing price reported on the active market on which the individual securities were traded and, as such, are classified within Level 1 of the fair value hierarchy.

A summary of changes in the fair value of FCX’s Level 3 pension plan assets for the years ended December 31 follows:

	Real Estate Property	Private Equity Investments	Total
Balance at January 1, 2014	$47	$43	$90
Actual return on plan assets:
Realized gains	2	—	2
Net unrealized gains (losses) related to
assets still held at the end of the year	6	(1)	5
Purchases	—	1	1
Sales	(1)	—	(1)
Settlements, net	—	(4)	(4)
Balance at December 31, 2014	54	39	93
Actual return on plan assets:
Realized gains	2	—	2
Net unrealized gains (losses) related to
assets still held at the end of the year	11	(5)	6
Purchases	—	1	1
Sales	(1)	—	(1)
Settlements, net	—	(4)	(4)
Balance at December 31, 2015	$66	$31	$97

A summary of the fair value hierarchy for pension plan assets associated with the PT-FI plan follows:

	Fair Value at December 31, 2015
	Total	Level 1	Level 2	Level 3
Common stocks	$43	$43	$—	$—
Government bonds	41	41	—	—
Mutual funds	12	12	—	—
Total investments	96	$96	$—	$—

Cash and receivables[a]	108
Total pension plan net assets	$204

	Fair Value at December 31, 2014
	Total	Level 1	Level 2	Level 3
Common stocks	$43	$43	$—	$—
Government bonds	27	27	—	—
Mutual funds	14	14	—	—
Total investments	84	$84	$—	$—

Cash and receivables[a]	101
Total pension plan net assets	$185

a.	Cash consists primarily of short-term time deposits.

Following is a description of the valuation techniques used for pension plan assets measured at fair value associated with the PT-FI plan. There have been no changes to the techniques used to measure fair value.

Common stocks, government bonds and mutual funds are valued at the closing price reported on the active market on which the individual securities are traded and, as such, are classified within Level 1 of the fair value hierarchy.

The techniques described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while FCX believes its valuation techniques are appropriate and consistent with other market participants, the use of different techniques or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The expected benefit payments for FCX’s and PT-FI’s pension plans follow:

	FCX	PT-FIa
2016	$155	$20
2017	140	12
2018	110	22
2019	113	28
2020	115	37
2021 through 2025	610	264

a.	Based on a December 31, 2015, exchange rate of 13,726 Indonesian rupiah to one U.S. dollar.

Postretirement and Other Benefits.  FCX also provides postretirement medical and life insurance benefits for certain U.S. employees and, in some cases, employees of certain international subsidiaries. These postretirement benefits vary among plans, and many plans require contributions from retirees. The expected cost of providing such postretirement benefits is accrued during the years employees render service.

The benefit obligation (funded status) for the postretirement medical and life insurance benefit plans consisted of a current portion of $15 million (included in accounts payable and accrued liabilities) and a long-term portion of $144 million (included in other liabilities) at December 31, 2015, and a current portion of $17 million and a long-term portion of $162 million at December 31, 2014. The discount rate used to determine the benefit obligation for these plans, which was determined on the same basis as FCX's pension plans, was 4.10 percent at December 31, 2015, and 3.60 percent at December 31, 2014. Expected benefit payments for these plans total $15 million for 2016, $16 million for 2017, $14 million for 2018, $15 million for 2019, $14 million for 2020 and $59 million for 2021 through 2025.

The net periodic benefit cost charged to operations for FCX's postretirement benefits totaled $6 million in 2015, $7 million in 2014 and $9 million in 2013 (primarily for interest costs). The discount rate used to determine net periodic benefit cost and the components of net periodic benefit cost for FCX’s postretirement benefits was 3.60 percent in 2015, 4.30 percent in 2014 and 3.50 percent in 2013. The medical-care trend rates assumed the first year trend rate was 7.50 percent at December 31, 2015, which declines over the next 15 years with an ultimate trend rate of 4.25 percent.

FCX has a number of postemployment plans covering severance, long-term disability income, continuation of health and life insurance coverage for disabled employees or other welfare benefits. The accumulated postemployment benefit consisted of a current portion of $4 million (included in accounts payable and accrued liabilities) and a long-term portion of $30 million (included in other liabilities) at December 31, 2015, and a current portion of $6 million and a long-term portion of $38 million at December 31, 2014. In connection with the retirement of one of its executive officers in December 2015, FCX recorded a charge to selling, general and administrative expenses of $16 million.

FCX also sponsors savings plans for the majority of its U.S. employees. The plans allow employees to contribute a portion of their pre-tax income in accordance with specified guidelines. These savings plans are principally qualified 401(k) plans for all U.S. salaried and non-bargained hourly employees. In these plans, participants exercise control and direct the investment of their contributions and account balances among various investment options. FCX contributes to these plans at varying rates and matches a percentage of employee pre-tax deferral contributions up to certain limits, which vary by plan. For employees whose eligible compensation exceeds certain levels, FCX provides an unfunded defined contribution plan, which had a liability balance of $78 million ($35 million included in accounts payable and accrued liabilities and $43 million included in other liabilities) at December 31, 2015, and $69 million (included in other liabilities) at December 31, 2014.

The costs charged to operations for employee savings plans totaled $98 million in 2015 (of which $13 million was capitalized to oil and gas properties), $79 million in 2014 (of which $11 million was capitalized to oil and gas properties) and $66 million in 2013 (of which $5 million was capitalized to oil and gas properties). FCX has other employee benefit plans, certain of which are related to FCX’s financial results, which are recognized in operating costs.

Restructuring Charges. Because of a decline in commodity prices, FCX made adjustments to its operating plans for its mining operations in the third and fourth quarters of 2015 (refer to Note 5 for further discussion). As a result of these revisions to its operating plans, FCX recorded restructuring charges to production costs in 2015 of $45 million primarily for employee severance and benefit costs, and $22 million for special retirement benefits.